Commitments and Contingencies - Financial and other guarantee exposures(Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Aggregate exposure outstanding	$ 80.8		$ 80.8
Weighted average contractual term to maturity in years	23 years 11 months 12 days	24 years 2 months 12 days	24 years 2 months 12 days	25 years 2 months 12 days